Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Provisions

	2023	2022

On January 1	100	193

Additional provisions	77	28

Disposal of a business	(13)	(8)

Unused amounts reversed through the income statement	(25)	(10)

Used during the year	(54)	(57)

Net exchange differences	(2)	5

Transfers to disposal groups	-	(52)

On December 31	83	100

Current	78	90

Non-current	5	10